                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                    Copy to:
Ryan M. Louvar, Vice President and Counsel          Timothy W. Diggins, Esq.
   State Street Bank and Trust Company                    Ropes & Gray
    Two Avenue de Lafayette, 6th Floor               One International Place
       Boston, Massachusetts 02111              Boston, Massachusetts 02110-2624

Registrant's telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 10.3%
Amazon.Com, Inc. (a)                                           65,300   $  2,384
Apollo Group, Inc. (a)                                         29,475      1,548
AutoNation, Inc. (a)                                           38,400        828
AutoZone, Inc. (a)                                             11,887      1,185
Bed Bath & Beyond, Inc. (a)                                    59,014      2,266
Best Buy Co., Inc.                                             85,381      4,775
Big Lots, Inc. (a)                                             24,438        341
Black & Decker Corp.                                           16,433      1,428
Brunswick Corp.                                                19,929        774
Carnival Corp.                                                 89,919      4,259
CBS Corp.                                                     161,898      3,882
Centex Corp.                                                   25,776      1,598
Circuit City Stores, Inc.                                      32,539        797
Clear Channel Communications, Inc.                            108,765      3,155
Coach, Inc. (a)                                                80,700      2,791
Comcast Corp. (a)                                             448,167     11,724
Cooper Tire & Rubber Co.                                       12,537        180
D.R. Horton, Inc.                                              56,700      1,884
Darden Restaurants, Inc.                                       27,410      1,125
Dillard's, Inc. Class A                                        13,653        356
Dollar General Corp.                                           63,615      1,124
Dow Jones & Co., Inc.                                          12,526        492
Eastman Kodak Co.                                              60,837      1,730
eBay, Inc. (a)                                                241,720      9,442
EW Scripps Co.                                                 18,000        805
Family Dollar Stores, Inc.                                     30,868        821
Federated Department Stores, Inc.                              56,690      4,138
Ford Motor Co.                                                388,655      3,094
Fortune Brands, Inc.                                           30,966      2,497
Gannett Co., Inc.                                              49,938      2,992
Gap, Inc.                                                     120,630      2,253
General Motors Corp.                                          116,473      2,477
Genuine Parts Co.                                              36,593      1,604
Goodyear Tire & Rubber Co. (a)                                 37,942        549
H&R Block, Inc.                                                69,420      1,503
Harley-Davidson, Inc.                                          57,438      2,980
Harman International Industries, Inc.                          13,900      1,545
Harrah's Entertainment, Inc.                                   38,433      2,996
Hasbro, Inc.                                                   36,787        776
Hilton Hotels Corp.                                            70,043      1,783
Home Depot, Inc.                                              445,157     18,830
International Game Technology                                  70,352      2,478
Interpublic Group of Cos., Inc. (a)                            88,477        846
JC Penney & Co., Inc.                                          47,788      2,887
Johnson Controls, Inc.                                         40,896      3,105
Jones Apparel Group, Inc.                                      23,979        848
KB HOME                                                        16,562      1,076
Knight-Ridder, Inc.                                            14,091        891
Kohl's Corp. (a)                                               72,610      3,849
Leggett & Platt, Inc.                                          38,254   $    932
Lennar Corp. Class A                                           28,700      1,733
Limited Brands                                                 72,969      1,785
Liz Claiborne, Inc.                                            22,041        903
Lowe's Cos., Inc.                                             163,823     10,557
Marriot International, Inc. Class A                            33,839      2,321
Mattel, Inc.                                                   81,445      1,477
Maytag Corp.                                                   17,529        374
McDonald's Corp.                                              262,553      9,021
McGraw-Hill, Inc.                                              76,926      4,433
Meredith Corp.                                                  8,947        499
New York Times Co. Class A                                     30,745        778
Newell Rubbermaid, Inc.                                        57,721      1,454
News Corp. Class A                                            503,100      8,357
NIKE, Inc. Class B                                             40,013      3,405
Nordstrom, Inc.                                                45,876      1,797
Office Depot, Inc. (a)                                         61,970      2,308
OfficeMax, Inc.                                                14,319        432
Omnicom Group, Inc.                                            37,517      3,123
Pulte Homes, Inc.                                              44,872      1,724
Radioshack Corp.                                               28,653        551
Sears Holdings Corp. (a)                                       20,552      2,718
Sherwin-Williams Co.                                           22,670      1,121
Snap-On, Inc.                                                  12,548        478
Stanley Works                                                  15,532        787
Staples, Inc.                                                 154,025      3,931
Starbucks Corp. (a)                                           159,752      6,013
Starwood Hotels & Resorts Worldwide, Inc.
   Class B                                                     45,212      3,062
Target Corp.                                                  183,457      9,542
Tiffany & Co.                                                  30,068      1,129
Time Warner, Inc.                                             944,147     15,852
TJX Cos., Inc.                                                 96,813      2,403
Tribune Co.                                                    54,955      1,507
Univision Communications, Inc. Class A (a)                     46,818      1,614
V.F. Corp.                                                     18,488      1,052
Viacom, Inc. (a)                                              162,298      6,297
Walt Disney Co.                                               403,573     11,256
Wendy's International, Inc.                                    23,967      1,487
Whirlpool Corp.                                                14,166      1,296
Yum! Brands, Inc.                                              57,822      2,825
                                                                        --------
                                                                         260,025
                                                                        --------
CONSUMER STAPLES -- 9.0%
Alberto Culver Co. Class B                                     16,058        710
Albertson's, Inc.                                              78,113      2,005
Altria Group, Inc.                                            437,364     30,992
Anheuser-Busch Cos., Inc.                                     161,567      6,910
Archer-Daniels-Midland Co.                                    136,767      4,602
Avon Products, Inc.                                            94,448      2,944
Brown-Forman Corp. Class B                                     17,682      1,361
Campbell Soup Co.                                              39,583      1,283
Clorox Co.                                                     31,310      1,874
Coca-Cola Co.                                                 431,735     18,077

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                               SHARES     (000)
                                                              -------   --------
CONSUMER STAPLES -- (CONTINUED)
Coca-Cola Enterprises, Inc.                                    64,300   $  1,308
Colgate-Palmolive Co.                                         108,035      6,169
ConAgra Foods, Inc.                                           109,746      2,355
Constellation Brands, Inc. Class A (a)                         40,600      1,017
Costco Wholesale Corp.                                         99,551      5,392
CVS Corp.                                                     171,584      5,125
Dean Foods Co. (a)                                             28,400      1,103
Estee Lauder Cos, Inc.                                         22,600        841
General Mills, Inc.                                            74,364      3,769
H.J. Heinz Co.                                                 70,320      2,667
Hershey Foods Corp.                                            38,008      1,985
Kellogg Co.                                                    52,729      2,322
Kimberly-Clark Corp.                                           96,564      5,581
Kroger Co.                                                    152,022      3,095
McCormick & Co., Inc.                                          28,600        968
Molson Coors Brewing Co., Class B                              12,244        840
Pepsi Bottling Group, Inc.                                     28,353        862
PepsiCo, Inc.                                                 347,010     20,054
Procter & Gamble Co.                                          689,257     39,715
Reynolds American, Inc.                                        18,240      1,924
Safeway, Inc.                                                  95,193      2,391
Sara Lee Corp.                                                158,717      2,838
SuperValu, Inc.                                                29,060        896
Sysco Corp.                                                   130,681      4,188
Tyson Foods, Inc., Class A                                     53,800        739
UST Corp.                                                      34,647      1,441
Wal-Mart Stores, Inc.                                         523,528     24,731
Walgreen Co.                                                  211,110      9,105
Whole Foods Market, Inc.                                       29,000      1,927
Wrigley Wm., Jr. Co.                                           37,416      2,395
                                                                        --------
                                                                         228,501
                                                                        --------
ENERGY -- 9.4%
Amerada Hess Corp.                                             17,002      2,421
Anadarko Petroleum Corp.                                       48,454      4,894
Apache Corp.                                                   69,030      4,522
Baker Hughes, Inc.                                             71,880      4,917
BJ Services Co.                                                68,410      2,367
Burlington Resources, Inc.                                     78,756      7,238
Chesapeake Energy Corp.                                        76,400      2,400
ChevronTexaco Corp.                                           466,488     27,042
ConocoPhillips                                                288,882     18,243
Devon Energy Corp.                                             92,622      5,666
El Paso Corp.                                                 140,994      1,699
EOG Resources, Inc.                                            51,068      3,677
ExxonMobil Corp.                                            1,279,702     77,883
Halliburton Co.                                               107,986      7,885
Kerr-McGee Corp.                                               23,821      2,274
Kinder Morgan, Inc.                                            22,338      2,055
Marathon Oil Corp.                                             77,257      5,885
Murphy Oil Corp.                                               34,900      1,739
Nabors Industries, Ltd. (a)                                    33,015      2,363
National Oilwell Varco, Inc. (a)                               36,200      2,321
Noble Corp.                                                    29,023   $  2,354
Occidental Petroleum Corp.                                     89,723      8,313
Rowan Cos., Inc.                                               23,239      1,022
Schlumberger, Ltd.                                            123,807     15,670
Sunoco, Inc.                                                   27,956      2,169
Transocean, Inc. (a)                                           68,295      5,484
Valero Energy Corp.                                           129,800      7,759
Weatherford International Ltd. (a)                             72,700      3,326
Williams Cos., Inc.                                           121,537      2,600
XTO Energy, Inc.                                               76,800      3,346
                                                                        --------
                                                                         239,534
                                                                        --------
FINANCIALS -- 20.4%
ACE, Ltd.                                                      67,255      3,498
AFLAC, Inc.                                                   104,416      4,712
Allstate Corp.                                                135,107      7,040
Ambac Financial Group, Inc.                                    22,047      1,755
American Express Co.                                          259,373     13,630
American International Group, Inc.                            543,983     35,952
Ameriprise Financial, Inc.                                     51,694      2,329
AmSouth Bancorp                                                72,519      1,962
AON Corp.                                                      67,623      2,807
Apartment Investment & Management Co.
   Class A                                                     20,500        961
Archstone-Smith Trust                                          43,400      2,117
Bank of America Corp.                                         973,428     44,330
Bank of New York Co., Inc.                                    162,379      5,852
BB&T Corp.                                                    112,218      4,399
Bear Stearns Cos., Inc.                                        25,099      3,481
Boston Properties, Inc.                                        14,900      1,388
Capital One Financial Corp.                                    63,115      5,082
Charles Schwab Corp.                                          217,193      3,738
Chubb Corp.                                                    41,839      3,993
Cincinnati Financial Corp.                                     36,505      1,536
CIT Group, Inc.                                                42,000      2,248
Citigroup, Inc.                                             1,046,071     49,406
Comerica, Inc.                                                 34,432      1,996
Compass Bancshares, Inc.                                       26,100      1,321
Countrywide Financial Corp.                                   125,486      4,605
E*Trade Financial Corp. (a)                                    86,300      2,328
Equity Office Properties Trust                                 85,441      2,869
Equity Residential                                             60,907      2,850
Fannie Mae                                                    202,029     10,384
Federal Home Loan Mortgage Corp.                              145,246      8,860
Federated Investors, Inc. Class B                              18,100        707
Fifth Third Bancorp                                           116,300      4,578
First Horizon National Corp.                                   26,117      1,088
Franklin Resources, Inc.                                       32,144      3,029
Genworth Financial, Inc.                                       79,000      2,641
Golden West Financial Corp.                                    53,622      3,641
Goldman Sachs Group, Inc.                                      91,400     14,346

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
FINANCIALS -- (CONTINUED)
Hartford Financial Services Group, Inc.                        63,588   $  5,122
Huntington Bancshares, Inc.                                    49,154      1,186
J.P. Morgan Chase & Co.                                       730,419     30,415
Janus Capital Group, Inc.                                      44,919      1,041
Jefferson-Pilot Corp.                                          28,460      1,592
KeyCorp                                                        85,209      3,136
Kimco Realty Corp.                                             41,700      1,695
Lehman Brothers Holdings, Inc.                                 56,718      8,197
Lincoln National Corp.                                         36,431      1,989
Loews Corp.                                                    28,314      2,865
M & T Bank Corp.                                               16,700      1,906
Marsh & McLennan Cos., Inc.                                   113,736      3,339
Marshall & Ilsley Corp.                                        43,992      1,917
MBIA, Inc.                                                     28,458      1,711
Mellon Financial Corp.                                         87,423      3,112
Merrill Lynch & Co., Inc.                                     192,027     15,124
MetLife, Inc.                                                 159,107      7,696
MGIC Investment Corp.                                          18,362      1,223
Moody's Corp.                                                  51,030      3,647
Morgan Stanley                                                225,243     14,150
National City Corp.                                           115,391      4,027
North Fork Bancorp, Inc.                                       99,335      2,864
Northern Trust Corp.                                           38,840      2,039
Plum Creek Timber Co., Inc.                                    38,580      1,425
PNC Financial Services Group, Inc.                             61,247      4,123
Principal Financial Group, Inc.                                57,750      2,818
Progressive Corp.                                              41,347      4,311
ProLogis                                                       51,200      2,739
Prudential Financial, Inc.                                    103,700      7,861
Public Storage, Inc.                                           17,700      1,438
Regions Financial Corp.                                        95,809      3,370
SAFECO Corp.                                                   25,864      1,299
Simon Property Group, Inc.                                     38,363      3,228
SLM Corp.                                                      87,542      4,547
Sovereign Bancorp, Inc.                                        74,100      1,624
St. Paul Travelers Cos., Inc.                                 146,025      6,102
State Street Corp. (b)                                         69,025      4,171
SunTrust Banks, Inc.                                           77,972      5,673
Synovus Financial Corp.                                        64,704      1,753
T. Rowe Price Group, Inc.                                      27,790      2,173
Torchmark Corp.                                                22,276      1,272
U.S. Bancorp                                                  377,361     11,510
UnumProvident Corp.                                            62,935      1,289
Vornado Realty Trust                                           24,200      2,323
Wachovia Corp.                                                340,086     19,062
Washington Mutual, Inc.                                       207,813      8,857
Wells Fargo Co.                                               351,211     22,432
XL Capital, Ltd. Class A                                       36,732      2,355
Zions Bancorp                                                  22,119      1,830
                                                                        --------
                                                                         517,037
                                                                        --------
HEALTH CARE -- 12.5%
Abbott Laboratories                                           322,467   $ 13,695
Aetna, Inc.                                                   118,828      5,839
Allergan, Inc.                                                 31,891      3,460
AmerisourceBergen Corp.                                        44,232      2,135
Amgen, Inc. (a)                                               244,875     17,815
Applera Corp. - Applied Biosystems Group                       38,367      1,041
Barr Pharmaceuticals, Inc. (a)                                 20,700      1,304
Bausch & Lomb, Inc.                                            11,325        721
Baxter International, Inc.                                    136,426      5,295
Becton, Dickinson & Co.                                        51,829      3,192
Biogen Idec, Inc. (a)                                          70,973      3,343
Biomet, Inc.                                                   51,841      1,841
Boston Scientific Corp. (a)                                   124,196      2,863
Bristol-Myers Squibb Co.                                      408,017     10,041
C.R. Bard, Inc.                                                22,094      1,498
Cardinal Health, Inc.                                          88,466      6,593
Caremark Rx, Inc.                                              94,308      4,638
Chiron Corp. (a)                                               23,344      1,069
CIGNA Corp.                                                    25,489      3,329
Coventry Health Care, Inc. (a)                                 33,600      1,814
Eli Lilly & Co.                                               237,397     13,128
Express Scripts, Inc. (a)                                      30,600      2,690
Fisher Scientific International, Inc. (a)                      25,900      1,763
Forest Laboratories, Inc. (a)                                  68,306      3,049
Genzyme Corp. (a)                                              54,105      3,637
Gilead Sciences, Inc. (a)                                      97,300      6,054
Guidant Corp.                                                  71,264      5,563
HCA, Inc.                                                      85,459      3,913
Health Management Associates, Inc. Class A                     50,398      1,087
Hospira, Inc. (a)                                              33,936      1,339
Humana, Inc. (a)                                               34,425      1,812
IMS Health, Inc.                                               41,881      1,079
Johnson & Johnson                                             623,646     36,932
King Pharmaceuticals, Inc. (a)                                 52,332        903
Laboratory Corp. of America Holdings (a)                       26,300      1,538
Manor Care, Inc.                                               16,651        738
McKesson Corp.                                                 64,731      3,374
Medco Health Solutions, Inc. (a)                               63,772      3,649
MedImmune, Inc. (a)                                            51,965      1,901
Medtronic, Inc.                                               252,702     12,825
Merck & Co., Inc.                                             458,303     16,146
Millipore Corp. (a)                                            10,728        784
Mylan Laboratories Inc.                                        46,100      1,079
Patterson Cos., Inc. (a)                                       27,600        972
Pfizer, Inc.                                                1,541,974     38,426
Quest Diagnostics Inc.                                         33,800      1,734
Schering-Plough Corp.                                         310,124      5,889
St. Jude Medical, Inc. (a)                                     76,894      3,153
Stryker Corp.                                                  60,908      2,701
Tenet Healthcare Corp. (a)                                     99,009        731

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
HEALTH CARE -- (CONTINUED)
Thermo Electron Corp. (a)                                      33,929   $  1,258
UnitedHealth Group, Inc.                                      284,268     15,879
Watson Pharmaceuticals, Inc. (a)                               22,003        632
Wellpoint, Inc. (a)                                           138,278     10,707
Wyeth                                                         281,631     13,665
Zimmer Holdings, Inc. (a)                                      51,220      3,462
                                                                        --------
                                                                         315,718
                                                                        --------
INDUSTRIALS -- 11.2%
3M Co.                                                        158,184     11,973
Allied Waste Industries, Inc. (a)                              46,467        569
American Power Conversion Corp.                                36,667        847
American Standard Cos., Inc.                                   37,321      1,600
Avery Dennison Corp.                                           23,670      1,384
Boeing Co.                                                    167,745     13,072
Burlington Northern Santa Fe Corp.                             78,150      6,512
Caterpillar, Inc.                                             140,570     10,094
Cendant Corp.                                                 211,322      3,667
Cintas Corp.                                                   29,382      1,252
Cooper Industries, Ltd.                                        19,521      1,696
CSX Corp.                                                      45,824      2,740
Cummins, Inc.                                                   9,973      1,048
Danaher Corp.                                                  49,926      3,173
Deere & Co.                                                    49,941      3,948
Dover Corp.                                                    42,713      2,074
Eaton Corp.                                                    30,878      2,253
Emerson Electric Co.                                           85,535      7,153
Equifax, Inc.                                                  27,769      1,034
FedEx Corp.                                                    63,646      7,188
Fluor Corp.                                                    18,106      1,554
General Dynamics Corp.                                         84,412      5,401
General Electric Co.                                        2,184,423     75,974
Goodrich Co.                                                   25,755      1,123
Honeywell International, Inc.                                 174,042      7,444
Illinois Tool Works, Inc.                                      43,164      4,157
Ingersoll-Rand Co. Class A                                     68,600      2,867
ITT Industries, Inc.                                           39,204      2,204
L-3 Communications Holdings, Inc.                              25,200      2,162
Lockheed Martin Corp.                                          75,371      5,663
Masco Corp.                                                    87,274      2,836
Monster Worldwide, Inc. (a)                                    25,792      1,286
Navistar International Corp. (a)                               13,180        364
Norfolk Southern Corp.                                         85,961      4,648
Northrop Grumman Corp.                                         73,478      5,018
PACCAR, Inc.                                                   35,570      2,507
Pall Corp.                                                     26,774        835
Parker-Hannifin Corp.                                          25,223      2,033
Pitney Bowes, Inc.                                             47,539      2,041
R.R. Donnelley & Sons Co.                                      45,660      1,494
Raytheon Co.                                                   94,114      4,314
Robert Half International, Inc.                                36,214   $  1,398
Rockwell Automation, Inc.                                      37,120      2,669
Rockwell Collins, Inc.                                         36,219      2,041
Ryder Systems, Inc.                                            12,780        572
Southwest Airlines Co.                                        147,740      2,658
Textron, Inc.                                                  27,575      2,575
Tyco International, Ltd.                                      422,348     11,353
Union Pacific Corp.                                            54,940      5,129
United Parcel Service, Inc. Class B                           228,900     18,170
United Technologies Corp.                                     212,714     12,331
W.W. Grainger, Inc.                                            16,109      1,214
Waste Management, Inc.                                        115,479      4,076
                                                                        --------
                                                                         283,388
                                                                        --------
INFORMATION TECHNOLOGY -- 15.2%
ADC Telecommunications, Inc. (a)                               25,018        640
Adobe Systems, Inc.                                           126,542      4,419
Advanced Micro Devices, Inc. (a)                              101,184      3,355
Affiliated Computer Services, Inc. (a)                         24,600      1,468
Agilent Technologies, Inc. (a)                                 90,197      3,387
Altera Corp. (a)                                               75,978      1,568
Analog Devices, Inc.                                           76,661      2,935
Andrew Corp. (a)                                               34,827        428
Apple Computer, Inc. (a)                                      178,492     11,195
Applied Materials, Inc.                                       332,461      5,821
Applied Micro Circuits Corp. (a)                               68,042        277
Autodesk, Inc.                                                 48,430      1,865
Automatic Data Processing, Inc.                               121,538      5,552
Avaya, Inc. (a)                                                87,415        988
BMC Software, Inc. (a)                                         44,636        967
Broadcom Corp. (a)                                             92,669      4,000
CA, Inc.                                                       96,513      2,626
CIENA Corp. (a)                                               126,088        657
Cisco Systems, Inc. (a)                                     1,288,959     27,932
Citrix Systems, Inc. (a)                                       35,753      1,355
Computer Sciences Corp. (a)                                    39,182      2,177
Compuware Corp. (a)                                            84,057        658
Comverse Technology, Inc. (a)                                  42,838      1,008
Convergys Corp. (a)                                            30,805        561
Corning, Inc. (a)                                             323,985      8,718
Dell, Inc. (a)                                                493,191     14,677
Electronic Arts, Inc. (a)                                      63,300      3,464
Electronic Data Systems Corp.                                 107,786      2,892
EMC Corp. (a)                                                 497,641      6,783
First Data Corp.                                              161,404      7,557
Fiserv, Inc. (a)                                               38,747      1,649
Freescale Semiconductor, Inc. (a)                              85,908      2,386
Gateway, Inc. (a)                                              65,065        142
Google, Inc. (a)                                               40,410     15,760

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                         MARKET
                                                                          VALUE
                                                              SHARES      (000)
                                                            ---------   --------
INFORMATION TECHNOLOGY -- (CONTINUED)
Hewlett-Packard Co.                                           592,719   $ 19,500
Intel Corp.                                                 1,232,903     23,857
International Business Machines Corp.                         328,418     27,085
Intuit, Inc. (a)                                               37,051      1,971
Jabil Circuit, Inc. (a)                                        36,613      1,569
JDS Uniphase Corp. (a)                                        352,519      1,470
KLA-Tencor Corp.                                               41,864      2,024
Lexmark International Group, Inc. Class A (a)                  22,702      1,030
Linear Technology Corp.                                        63,575      2,230
LSI Logic Corp. (a)                                            81,935        947
Lucent Technologies, Inc. (a)                                 944,472      2,881
Maxim Integrated Products, Inc.                                67,156      2,495
Micron Technology, Inc. (a)                                   129,932      1,913
Microsoft Corp.                                             1,862,404     50,676
Molex, Inc.                                                    30,910      1,026
Motorola, Inc.                                                523,798     12,000
National Semiconductor Corp.                                   70,318      1,958
NCR Corp. (a)                                                  38,184      1,596
Network Appliance, Inc. (a)                                    77,867      2,806
Novell, Inc. (a)                                               82,542        634
Novellus Systems, Inc. (a)                                     28,769        690
NVIDIA Corp. (a)                                               35,951      2,059
Oracle Corp. (a)                                              789,719     10,811
Parametric Technology Corp. New (a)                            23,296        380
Paychex, Inc.                                                  68,627      2,859
PerkinElmer, Inc.                                              27,257        640
PMC-Sierra, Inc. (a)                                           38,624        475
QLogic Corp. (a)                                               34,290        663
QUALCOMM, Inc.                                                347,078     17,566
Sabre Holdings Corp. Class A                                   28,424        669
Sanmina-SCI Corp. (a)                                         112,858        463
Solectron Corp. (a)                                           187,214        749
Sun Microsystems, Inc. (a)                                    728,188      3,736
Symantec Corp. (a)                                            218,634      3,680
Symbol Technologies, Inc.                                      52,185        552
Tektronix, Inc.                                                16,729        597
Tellabs, Inc. (a)                                              95,775      1,523
Teradyne, Inc. (a)                                             41,392        642
Texas Instruments, Inc.                                       335,403     10,890
Unisys Corp. (a)                                               72,779        501
VeriSign, Inc. (a)                                             51,300      1,231
Waters Corp. (a)                                               21,857        943
Xerox Corp. (a)                                               195,142      2,966
Xilinx, Inc.                                                   72,204      1,838
Yahoo!, Inc. (a)                                              263,280      8,493
                                                                        --------
                                                                         385,151
                                                                        --------
MATERIALS -- 3.0%
Air Products & Chemicals, Inc.                                 46,389      3,117
Alcoa, Inc.                                                   183,446      5,606
Allegheny Technologies, Inc.                                   18,029      1,103
Ashland, Inc.                                                  14,980   $  1,065
Ball Corp.                                                     21,670        950
Bemis Co., Inc.                                                23,128        730
Dow Chemical Co.                                              203,499      8,262
E.I. Du Pont de Nemours & Co.                                 191,539      8,085
Eastman Chemical Co.                                           16,862        863
Ecolab, Inc.                                                   38,226      1,460
Engelhard Corp.                                                25,130        995
Freeport-McMoRan Copper & Gold, Inc. Class B                   38,014      2,272
Hercules, Inc. (a)                                             24,698        341
International Flavors & Fragrances, Inc.                       17,504        601
International Paper Co.                                       101,356      3,504
Louisiana-Pacific Corp.                                        21,959        597
MeadWestvaco Corp.                                             39,188      1,070
Monsanto Co.                                                   56,246      4,767
Newmont Mining Corp.                                           93,742      4,864
Nucor Corp.                                                    32,104      3,364
Pactiv Corp. (a)                                               29,764        730
Phelps Dodge Corp.                                             42,410      3,415
PPG Industries, Inc.                                           35,090      2,223
Praxair, Inc.                                                  67,420      3,718
Rohm & Haas Co.                                                29,896      1,461
Sealed Air Corp.                                               17,036        986
Sigma-Aldrich Corp.                                            14,493        954
Temple-Inland, Inc.                                            23,828      1,062
Tronox, Inc. Cl B (a)                                           4,803         82
United States Steel Corp.                                      22,802      1,384
Vulcan Materials Co.                                           20,996      1,819
Weyerhaeuser Co.                                               51,224      3,710
                                                                        --------
                                                                          75,160
                                                                        --------
TELECOMMUNICATION SERVICES -- 3.2%
ALLTEL Corp.                                                   81,598      5,283
AT&T, Inc.                                                    813,053     21,985
BellSouth Corp.                                               376,728     13,054
CenturyTel, Inc.                                               27,408      1,072
Citizens Communications Co.                                    68,877        914
Qwest Communications International, Inc. (a)                  325,122      2,211
Sprint Corp. (Fon Group)                                      621,800     16,067
Verizon Communications, Inc.                                  613,411     20,893
                                                                        --------
                                                                          81,479
                                                                        --------
UTILITIES -- 3.1%
AES Corp. (a)                                                 137,914      2,353
Allegheny Energy, Inc. (a)                                     33,899      1,147
Ameren Corp.                                                   43,242      2,154
American Electric Power Co., Inc.                              82,254      2,798
CenterPoint Energy, Inc.                                       63,893        762
Cinergy Corp.                                                  42,258      1,919
CMS Energy Corp. (a)                                           46,605        604
Consolidated Edison, Inc.                                      51,022      2,219

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                             SHARES     (000)
                                                            -------   ----------
UTILITIES -- (CONTINUED)
Constellation Energy Group, Inc.                             37,803   $    2,068
Dominion Resources, Inc.                                     73,187        5,052
DTE Energy Co.                                               38,046        1,525
Duke Energy Corp.                                           194,577        5,672
Dynegy Inc. Class A (a)                                      61,330          294
Edison International                                         67,162        2,766
Entergy Corp.                                                42,843        2,954
Exelon Corp.                                                139,078        7,357
FirstEnergy Corp.                                            68,212        3,336
FPL Group, Inc.                                              82,578        3,315
KeySpan Corp.                                                37,006        1,512
Nicor, Inc.                                                   9,313          368
NiSource, Inc.                                               57,867        1,170
Peoples Energy Corp.                                          8,131          290
PG&E Corp.                                                   71,823        2,794
Pinnacle West Capital Corp.                                  20,581          805
PPL Corp.                                                    80,536        2,368
Progress Energy, Inc.                                        53,308        2,345
Public Service Enterprise Group, Inc.                        52,422        3,357
Sempra Energy                                                52,889        2,457
Southern Co.                                                156,358        5,124
TECO Energy, Inc.                                            43,276          698
TXU Corp.                                                    97,396        4,359
Xcel Energy, Inc.                                            85,597        1,554
                                                                      ----------
                                                                          77,496
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,687,093,694)                                                  2,463,489
                                                                      ----------

                                                                   PAR
                                                                  AMOUNT
                                                                  (000)
                                                                  ------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.40% due
06/08/06 (c) (d)                                                  $4,299   4,264
                                                                           -----
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,264,321)                                                          4,264
                                                                           -----

                                                                SHARES
                                                                (000)
                                                                ------
MONEY MARKET FUNDS -- 3.2%
AIM Short Term Investment Prime Portfolio                       81,393   $81,393

                                                                        MARKET
                                                             SHARES      VALUE
                                                              (000)     (000)
                                                             ------   ----------
Federated Money Market Obligations Trust                        507   $      507
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $81,900,093)                                                        81,900
                                                                      ----------
TOTAL INVESTMENTS -- 100.7%
(identified cost $1,773,258,108) (e) (f)                               2,549,653
LIABILITIES IN EXCESS OF ASSETS -- (0.7)%                                (17,290)
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,532,363
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006 was $869,906,292 and $93,511,794,
     respectively, resulting in net unrealized appreciation of investments of $776,394,498.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

                                                          Number     Unrealized
                                                           of       Appreciation
                                                        Contracts      (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2006                                              1,023         $153
                                                                        ----
Total unrealized appreciation
on open futures contracts
purchased                                                               $153
                                                                        ====

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

AFFILIATED ISSUER TABLE

                                                                               Income Earned
                                                                    Number of     for the     Realized Gain
                                  Share purchased  Share sold for    shares       3 Months      on Shares
  Security    Number of shares   for the 3 Months   the 3 Months      held     ended 3/31/06      Sold
Description  held at 12/31/2005    ended 3/31/06    ended 3/31/06  at 3/31/06      (000)          (000)
-----------  ------------------  ----------------  --------------  ----------  -------------  --------------
State
Street
Corp.              70,325                      --           1,300      69,025             13            $28

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                                                          INTEREST    MATURITY      PRINCIPAL      AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                           RATE        DATE         AMOUNT          COST+
---------------------------------                         ---------  ----------   ------------   ------------
COMMERCIAL PAPER -- 10.60%
ABCP CREDIT ARBITRAGE -- 1.59%
   Giro Funding Us Corp.                                   4.757%    04/17/2006   $100,374,000   $100,188,977
                                                                                                 ------------
ABCP RECEIVABLES AND SECURITIES -- 5.14%
   Amstel Funding Corp.                                    4.635%    07/27/2006     25,000,000     24,629,844
   Charta Corp.                                            4.455%    04/10/2006     75,000,000     74,935,031
   CRC Funding LLC                                         4.450%    04/04/2006     50,000,000     49,993,819
   CRC Funding LLC                                         4.764%    04/28/2006    100,000,000     99,670,833
   Sheffield Receivables Corp.                             4.789%    04/26/2006     75,000,000     74,771,438
                                                                                                 ------------
                                                                                                  324,000,965
                                                                                                 ------------
ABCP SINGLE SELLER -- 0.42%
   Park Granada LLC                                        4.450%    04/04/2006     27,000,000     26,996,663
                                                                                                 ------------
BANK FOREIGN -- 2.83%
   Danske Corp.                                            4.790%    05/10/2006     49,000,000     48,760,382
   Danske Corp.                                            4.565%    10/13/2006     70,000,000     68,286,857
   Macquarie Bank Ltd.                                     4.580%    07/18/2006     12,000,000     11,999,652
   Santander Finance                                       4.940%    07/18/2006     50,000,000     49,284,500
                                                                                                 ------------
                                                                                                  178,331,391
                                                                                                 ------------
FINANCE NON-CAPTIVE CONSUMER -- 0.62%
   General Electric Capital Corp.                          4.540%    10/13/2006     40,000,000     39,026,422
                                                                                                 ------------
TOTAL COMMERCIAL PAPER                                                                            668,544,418
                                                                                                 ------------
CERTIFICATES OF DEPOSIT --3.40%
BANK DOMESTIC -- 3.40%
   Washington Mutual Bank                                  4.750%    05/10/2006     75,000,000     75,000,000
   Washington Mutual Bank (a)                              4.789%    04/20/2007     10,000,000     10,000,000
   Washington Mutual Bank                                  4.800%    05/10/2006     29,000,000     29,000,000
   Wells Fargo And Co.                                     4.770%    05/08/2006    100,000,000     99,999,033
                                                                                                 ------------
TOTAL CERTIFICATES OF DEPOSIT                                                                     213,999,033
                                                                                                 ------------
YANKEE CERTIFICATES OF DEPOSIT --8.98%
   Bank Of Nova Scotia                                     4.790%    05/10/2006     75,000,000     75,000,000
   Barclays Bk PLC                                         5.010%    11/27/2006     25,000,000     25,000,000
   Calyon NY                                               3.745%    06/14/2006      6,000,000      5,999,827
   Credit Suisse First Boston                              4.800%    05/10/2006     75,000,000     75,000,000
   Dexia Credit Local SA                                   4.490%    04/06/2006     25,000,000     25,000,010
   Fortis Bank                                             4.730%    10/13/2006     70,000,000     70,000,000
   Royal Bank of Scotland                                  4.721%    11/20/2006     75,000,000     74,991,982
   Svenska Handelsbanken AB                                4.638%    02/12/2007     50,000,000     49,991,440
   Swedbank Sparbanken Svenge                              4.648%    06/12/2006     75,000,000     74,996,926
   UBS AG                                                  4.795%    05/10/2006     90,000,000     90,000,000
                                                                                                 ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                              565,980,185
                                                                                                 ------------
EURO CERTIFICATES OF DEPOSIT -- 1.13%
   Barclays Bk PLC                                         4.805%    04/28/2006     71,000,000     71,000,000
                                                                                                 ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                 71,000,000
                                                                                                 ------------
BANK NOTES -- 6.34%
BANK DOMESTIC -- 5.39%
   American Express Credit Corp. (a)                       4.651%    01/09/2007   $ 75,000,000   $ 74,996,939
   American Express Bank FSB (a)                           4.718%    03/15/2007     40,000,000     40,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

   Bank of America NA (a)                                  4.565%    04/18/2007     50,000,000     50,000,000
   Bank of America NA                                      4.815%    02/28/2007     50,000,000     50,000,000
   Marshall & Ilsley                                       4.610%    03/07/2007     75,000,000     74,986,274
   National City Bank of Indiana (a)                       4.640%    04/04/2007     50,000,000     50,009,523
                                                                                                 ------------
                                                                                                  339,992,736
                                                                                                 ------------
FOREIGN BANK NOTES --0.95 %
   HBOS Treasury Services PLC (a)                          4.661%    03/09/2007     25,000,000     25,000,000
   National Australia Bank Ltd. (a)                        4.640%    03/07/2007     20,000,000     20,000,000
   Westpac Banking Corp. (a)                               4.720%    04/16/2007     15,000,000     15,000,000
                                                                                                 ------------
                                                                                                   60,000,000
                                                                                                 ------------
TOTAL BANK NOTES                                                                                  399,992,736
                                                                                                 ------------
MEDIUM TERM NOTE -- 0.32%
FINANCE NON-CAPTIVE CONSUMER -- 0.32%
   American Honda Finance Corp. (a)                        4.895%    06/22/2006     20,000,000     20,000,000
                                                                                                 ------------
TOTAL MEDIUM TERM NOTES                                                                            20,000,000
                                                                                                 ------------
TIME DEPOSITS -- 10.93%
   Key Bank USA                                            4.812%    04/03/2006    200,000,000    200,000,000
   National City Bank Indiana                              4.781%    04/03/2006    150,000,000    150,000,000
   Regions Bank Birminghasm                                4.790%    04/03/2006    200,000,000    200,000,000
   Suntrust Bank                                           4.812%    04/03/2006    138,892,000    138,892,000
                                                                                                 ------------
TOTAL TIME DEPOSITS                                                                               688,892,000
                                                                                                 ------------
PROMISSORY NOTE -- 0.40%
   Goldman Sachs Group, Inc.                               4.860%    12/18/2006     25,000,000     25,000,000
                                                                                                 ------------
Total PROMISSORY NOTE                                                                              25,000,000
                                                                                                 ------------
REPURCHASE AGREEMENTS -- 57.82%
   ABN AMRO Inc. Tri Party Repo, dated 03/31/06
      (collateralized by Corporate Notes, 6.250% -
      8.625% due 08/15/09 - 04/15/31 valued at
      $79,836,648); proceeds $75,030,781                   4.925%    04/03/2006     75,000,000     75,000,000
   Bank of America Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 5.500% due 06/01/20 - 06/01/35
      valued at $236,725,681); proceeds $232,177,607       4.840%    04/03/2006    232,084,000    232,084,000
   Bear Stearns Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.500% - 8.500% due 06/01/06 -
      04/01/36 and Federal Home Loan 4.000% - 9.500%
      due 09/01/09 -03/01/36 valued at $153,000,302);
      proceeds $150,060,375                                4.830%    04/03/2006    150,000,000    150,000,000
   Bear Stearns Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.500% - 7.500% due 01/01/08
      -04/01/36 and Federal Home Loan, 5.000% - 8.500%
      due 01/01/08 -01/01/36 valued at $51,000,913);
      proceeds $50,020,563                                 4.935%    04/03/2006     50,000,000     50,000,000
   BNP Paribas Tri Party Repo , dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.653% - 4.710% due 05/03/06 -
      05/26/06, Federal Home Loan Mortgage Corporation,
      5.200% due 03/05/19, and Federal Home Loan Bank,
      4.600% due 04/24/06 valued at $406,172,294);
      proceeds $398,366,951                                4.790%    04/03/2006   $398,208,000   $398,208,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                                                          INTEREST    MATURITY       PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST+
---------------------------------                         --------   ----------   --------------   --------------
   BNP Paribas Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.500% - 6.000% due 07/01/18
      -11/01/34 and Federal Home Loan Mortgage
      Corporation, 4.500% - 5.500% due 07/15/31 -
      01/15/33 valued at $204,000,000); proceeds
      $200,080,667                                          4.840%   04/03/2006      200,000,000      200,000,000
   Citigroup Global Markets, Inc. Tri Party Repo,
      dated 03/31/06 (collateralized by Federal
      National Mortgage Association, 4.000% - 8.000%
      due 10/01/09 - 06/01/35, Government National
      Mortgage Association, 5.750% -8.000% due 03/15/28
      - 10/15/34, and Federal Home Loan Mortgage
      Corporation, 4.000% - 8.000% due 12/01/09 -
      10/04/35 valued at $204,000,000); proceeds
      $200,080,000                                          4.800%   04/03/2006      200,000,000      200,000,000
   Citigroup Global Markets, Inc. Tri Party Repo,
      dated 03/31/06 (collateralized by Corporate
      Notes, 5.500% - 7.750% due 06/30/12 - 03/01/31
      valued at $21,000,000); proceeds $20,008,208          4.925%   04/03/2006       20,000,000       20,000,000
   Credit Suisse First Boston Tri Party Repo, dated
      03/31/06 (collateralized by Federal National
      Mortgage Association, 5.000% -7.500% due
      02/01/18 - 03/01/36 and Federal Home Loan,
      4.000% -5.500% due 02/01/13 - 01/01/36 valued
      at $153,000,680); proceeds $150,060,625               4.850%   04/03/2006      150,000,000      150,000,000
   Credit Suisse First Boston Tri Party Repo, dated
      03/31/06 (collateralized by Corporate Notes,
      6.200% - 9.120% due 10/15/07 -12/30/16 valued at
      $51,002,568); proceeds $50,020,521                    4.925%   04/03/2006       50,000,000       50,000,000
   Goldman Sachs Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.000% - 7.000% due 09/01/06 -
      03/01/36 and Federal Home Loan Mortgage
      Corporation, 2.614% due 07/15/11valued at
      $1,122,000,000); proceeds $1,100,444,583              4.850%   04/03/2006    1,100,000,000    1,100,000,000
   HSBC Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 3.500% - 6.000%  due 02/25/17 -
      12/25/35 and Federal Home Loan Mortgage
      Corporation, 5.100% - 5.750% due 05/15/31 -
      07/15/35 valued at $204,000,687); proceeds
      $200,080,667                                          4.840%   04/03/2006      200,000,000      200,000,000
   Lehman Brothers Tri Party Repo, dated 03/31/06
      (collateralized by Corporate Notes, 6.000% -
      6.180% due 04/01/16 - 03/01/35 valued at
      $20,400,107); proceeds $20,008,192                    4.915%   04/03/2006       20,000,000       20,000,000
   Lehman Brothers Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.000% - 9.000% due 11/01/07 -
      04/01/36 and Federal Home Loan, 4.000% - 10.000%
      due 03/01/09 -04/01/36 valued at $204,000,323);
      proceeds $200,080,833                                 4.850%   04/03/2006      200,000,000      200,000,000
   Merrill Lynch Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.500% - 8.500% due 11/01/06
      -03/01/36 and Federal Home Loan, 4.000% -
      9.250% due 11/01/06 -03/01/36 valued at
      $204,004,216); proceeds $200,080,333                  4.820%   04/03/2006      200,000,000      200,000,000
   Morgan Stanley Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 5.000% due 02/01/36 valued at
      $204,000,001); proceeds $200,080,833                  4.850%   04/03/2006   $  200,000,000   $  200,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

                                                          INTEREST    MATURITY       PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST+
---------------------------------                         --------   ----------   --------------   --------------
   UBS Warburg LLC Tri Party Repo, dated 03/31/06
      (collateralized by Federal National Mortgage
      Association, 4.000% - 10.000% due 08/01/06 -
      03/01/36 valued at $204,003,570);
      proceeds $200,079,167                                 4.750%   04/03/2006      200,000,000      200,000,000
                                                                                                   --------------
TOTAL REPURCHASE AGREEMENTS                                                                         3,645,292,000
                                                                                                   --------------
TOTAL INVESTMENTS -- 99.92%                                                                         6,298,700,372
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.08%                                                          5,329,627
                                                                                                   --------------
NET ASSETS -- 100.00%                                                                              $6,304,029,999
                                                                                                   ==============

(a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2006.

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President (Principal Executive Officer)

Date: May 18, 2006


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer (Principal Financial Officer)

Date: May 18, 2006